Disclosures on Financial Instruments - Summary of aging of Trade and Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 1,734.2	₨ 126,790.8	$ 111,726.9	₨ 111,726.9
Finance receivables	4,748.3	347,149.1		310,790.7
Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(135.3)	(9,891.9)		(11,140.0)
Finance receivables	(170.7)	(12,476.8)		(6,513.7)
Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,404.2	102,659.4	81,661.5
Finance receivables	4,551.5	332,748.8		299,194.2
Not due [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(4.2)	(307.8)		(330.3)
Finance receivables	(128.3)	(9,383.1)		(5,290.4)
Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	193.8	14,166.7		19,638.2
Finance receivables	110.7	8,099.8		6,928.7
Overdue up to 3 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(4.0)	(291.1)		(163.8)
Finance receivables	(8.4)	(611.2)		(314.3)
Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	32.7	2,397.6	3,263.7
Overdue 3-6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(0.9)	(69.3)		(372.1)
Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	103.5	7,567.1	7,163.5
Overdue more than 6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(126.2)	(9,223.7)		(10,273.8)
Overdue more than 6 months [Member] | Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue more than six months, considered recoverable		5,389.1		4,713.5
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	86.1	6,300.5		4,667.8
Later than three months [member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	(34.0)	(2,482.5)		(909.0)
Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,869.5	136,682.7	122,866.9
Finance receivables	4,919.0	359,625.9		317,304.4
Cost [Member] | Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,408.4	102,967.2	81,991.8
Finance receivables	4,679.8	342,131.9		304,484.6
Cost [Member] | Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	197.8	14,457.8		19,802.0
Finance receivables	119.1	8,711.0		7,243.0
Cost [Member] | Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	33.6	2,466.9	3,635.8
Cost [Member] | Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	229.7	16,790.8	$ 17,437.3
Cost [Member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	$ 120.1	₨ 8,783.0		₨ 5,576.8